CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
CONTINGENCIES AND COMMITMENTS
Schedule of lease payments

	Less than 1 year	1-3 years	3-5 years	Greater than 5 years	Total
Lease commitment	$193	$2,322	$2,357	$13,534	$18,406